Inventories	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2021	2020
Robots at warehouse	$1,387,160	$252,411
Robots in transit	389	242,670
	$1,387,549	$495,081

No allowance for slow moving or obsolete inventory was recorded for the years ended December 31, 2021 and 2020.